Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Subsequent Events

Note 11 – Subsequent Events

Notes Payable Related Party – Material Stockholder greater than 5%

In October 2023, the Company executed a three-month (3) note payable with a face amount of $320,000, less an original issue discount of $48,000, resulting in net proceeds of $272,000.

In connection with obtaining this note, the Company also issued 260,000 shares of common stock to the lender having a fair value of $539,760, based upon the quoted closing trading price ($2.076/share).

The issuance of these shares resulted in an additional debt issue cost. In total, the Company recorded debt discounts/issuance costs of $587,760 which is being amortized over the life of the note to interest expense.

In the event of default, the lender may convert the note into shares of common stock equal to the greater of $1.23 and the lower of the average VWAP over the ten (10) preceding trading days; or the greater of the average of the VWAP over the ten (10) preceding trading days or a floor price of $0.20.

This note is subject to cross-default. In the event this note or any other notes issued by this lender are in default, all of the notes with this lender will be considered in default.

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2023

(UNAUDITED)

This lender is considered a related party since it has a greater than 5% controlling interest in the Company’s outstanding common stock.

Notes Payable Related Party – Material Stockholder greater than 20%

In November 2023, an entity controlled by a majority stockholder (approximately 20% common stock ownership) advanced $165,000 in working capital funds (net of an original discount of $15,000 resulting in net proceeds of $150,000).

The note bears interest at 8% for the first nine (9) months, then increases to 18% and is due in September 2023. The note will automatically be extended in two (2) month increments at the option of the lender. In the event of a capital raise of at least $3,000,000 all unpaid principal and accrued interest will be due.

In the event of default, all unpaid principal and accrued interest multiplied by 150% will be immediately due. The lender will have the option to convert the defaulted amount at the average of the closing price over the ten (10) preceding trading days.

(14) Subsequent Events

The Company evaluates subsequent events that occur after the balance sheet date through the date the financial statements were issued.

On January 23, 2023, the Company entered into an agreement (the “Consulting Agreement”) with Lunar Project LLC (the “Consultant”). For a term of two years unless terminated sooner as provided in the Consulting Agreement (the “Term”), the Consultant has agreed to provide the Company with certain services including, but not limited to, increasing the Company’s customer base through assembly of a contract sales team, assisting the Company in reducing its current operating expenses and assisting the Company with franchising its business. In exchange for its services, the Consultant will receive options to purchase 1,600,000 restricted shares of the Company’s common stock (the “Options”). The Options’ exercise prices, vesting requirements, and expiration dates will be set forth in an option agreement between the Consultant and the Company. At the end of the Term, unless extended by the parties in writing, all unvested Options will immediately expire. In conjunction with the Consulting Agreement, the Consultant entered into several Non-Qualified Stock Option Agreements (“Option Agreements”) with the Company. The first Option Agreement is for 500,000 option shares that have an exercise price of $0.60 per share and an expiration date five years from the vesting date. The second Option Agreement is for 400,000 option shares that have an exercise price of $1.00 per share and an expiration date five years from the vesting date. The third Option Agreement is for 400,000 option shares that have an exercise price of $1.25 per share and an expiration date five years from the vesting date. The fourth Option Agreement is for 300,000 option shares that have an exercise price of $1.75 per share and an expiration date five years from the vesting date. Within each of the aforementioned Option Agreements, there are performance conditions and vesting dates with specific percentages of shares to vest. To exercise the Option, the Consultant (or in the case of exercise after the Consultant’s death or incapacity, the Consultant’s executor, administrator, heir or legatee, as the case may be) must deliver to the Company a written notice of exercise per the Consulting Agreement.

On February 10, 2023, the Board of Directors appointed Mr. Daniel Arbour as a non-independent director. Mr. Arbour’s term will continue until its expiration or renewal at the Company’s next annual meeting of shareholders or until his earlier resignation or removal. Mr. Arbour will not serve on any of the Board’s committees. Mr. Arbour will receive a Board equivalent stock fee of $130,000. Stock compensation will be based on a specific dollar amount translated into a specific number of shares of stock. Stock grant equivalent shares will be granted annually at the Company’s annual meeting date and will fully vest in 12 months or one day before the following yearʼs annual meeting whichever is sooner. Grants will be based on the closing price of the Company on the effective date of the grant, or the Company’s annual shareholder meeting date. On February 15, 2023, the Company entered into a consulting agreement (the “Consulting Agreement”) with Mountain Views Strategy Ltd (“Mountain Views”). Daniel Arbour is the principal and founder of Mountain Views. Pursuant to the Consulting Agreement, Mountain Views agrees to provide services as an outsourced chief revenue officer The Company will pay Mountain Views $13,000 USD per month and cover other certain expenses. The term of the Consulting Agreement is for twelve months from the effective date however, either party may terminate the Consulting Agreement on two weeks written notice to the other party.

On February 17, 2023, the Company entered into a Sales Agreement (the “Sales Agreement”) with ThinkEquity LLC (the “Sales Agent”), pursuant to which the Company may offer and sell, from time to time through the Sales Agent, shares (the “Shares”) of the Company’s common stock, par value $0.0001 per share (the “Common Stock”), having an aggregate offering price of up to $2,096,000, subject to the terms and conditions of the Sales Agreement. The Company filed a prospectus supplement to its registration statement on Form S-3 (File No. 333-268960) offering the Shares. Under the Sales Agreement, the Sales Agent may sell the Shares in sales deemed to be an “at-the-market offering” as defined in Rule 415(a)(4) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), including sales made directly on or through The NASDAQ Capital Market or any other existing trading market for the Common Stock, in negotiated transactions at market prices prevailing at the time of sale or at prices related to such prevailing market prices, and/or any other method permitted by law. The Company may instruct the Sales Agent not to sell the Shares if the sales cannot be affected at or above the price designated by the Company from time to time. The Company is not obligated to make any sales of the Shares under the Sales Agreement. The offering pursuant to the Sales Agreement will terminate upon the earlier of (i) the sale of all of the Shares subject to the Sales Agreement and (ii) termination of the Sales Agreement as permitted therein. The Company will pay the Sales Agent a fixed commission rate of 3.0% of the aggregate gross proceeds from the sale of the Shares pursuant to the Sales Agreement and has agreed to provide the Sales Agent with customary indemnification and contribution rights. The Company also agreed to reimburse the Sales Agent the fees and expenses of the Sales Agent including but not limited to the fees and expenses of the counsel to the Sales Agent, payable upon the execution of the Sales Agreement, in an amount not to exceed $50,000. In addition, the Company will reimburse the Sales Agent upon request for such costs, fees and expenses incurred in connection with the Sales Agreement in an amount not to exceed $7,500 on a quarterly basis for the first three quarters of each year and $10,000 for the fourth quarter of each year. As of March 10, 2023, a total of 67,141 shares had been sold under the ATM for gross proceeds of $26,601.

Next Charging LLC [Member]
Restructuring Cost and Reserve [Line Items]
Subsequent Events	Note 7 - Subsequent Event Subsequent Event: In 2023, the Company entered into an agreement to be purchased by EzFill and is in the process of the due diligence process as of November 21, 2023.	Note 7 - Subsequent Event Subsequent Event: In 2023, the Company entered an agreement to be purchased by EzFill and is in the process of the due diligence process as of October 20, 2023.